SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (1,807)	¥ (13,188)	$ (4,274)	¥ (30,345)	¥ (18,518)
Property and equipment, net	20,180	147,303	25,173	178,721	30,145
net carrying amount of the discontinued operations			(2,532)	(17,974)	(20,205)
Property and equipment, net	20,180	147,303	22,641	160,747	9,940
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross			917	6,500
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	19,964	145,720	23,369	165,917	24,555
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	299	2,182	2,527	17,944	7,817
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,355	9,893	2,202	15,633	13,404
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 369	¥ 2,696	$ 432	¥ 3,072	¥ 2,887